SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information [Line Items]
Schedule of Net Revenue from Significant Types of Services

Net revenue from significant type of services the Group provides was as follows:

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Third parties:
Online degree programs	78,471	97,284	121,541
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

	157,308	186,036	216,520

Related parties:
Online education technical services, consulting services and recruiting services	231,534	249,823	271,802

	231,534	249,823	271,802

	388,842	435,859	488,322

Goodwill And Acquired Intangible Assets By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

The carrying amounts of goodwill and acquired intangible assets by operating segments were as follows:

	As of December 31,
	2011	2012
	RMB	RMB

Acquired intangible assets, net:
Online degree programs	45,781	43,798
Online tutoring programs	4,350	4,324
Private primary and secondary schools	2,695	2,442
International and elite curriculum programs	10,812	3,935

	63,638	54,499

Goodwill:
Online degree programs	17,960	17,960
Online tutoring programs	20,798	20,798
Private primary and secondary schools	-	-
International and elite curriculum programs	4,497	4,497

	43,255	43,255

Net Revenue By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

Segment of net revenue are presented in the following table.

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Net revenue
Online degree programs	310,005	347,107	393,343
Online tutoring programs	23,669	25,755	25,266
Private primary and secondary schools	41,054	49,653	59,937
International and elite curriculum programs	14,114	13,344	9,776

Total net revenue	388,842	435,859	488,322

Cost of revenue
Online degree programs	101,906	124,242	137,689
Online tutoring programs	6,101	9,107	11,861
Private primary and secondary schools	30,279	36,127	42,713
International and elite curriculum programs	9,416	16,128	9,846

Total cost of revenue	147,702	185,604	202,109

Gross profit (loss)
Online degree programs	208,099	222,865	255,654
Online tutoring programs	17,568	16,648	13,405
Private primary and secondary schools	10,775	13,526	17,224
International and elite curriculum programs	4,698	(2,784)	(70)

Total gross profit	241,140	250,255	286,213

Assets And Liabilities By Segment [Member]
Segment Reporting Information [Line Items]
Summary of Information by Operating Segment

The following sets forth the relevant information for the Group's operating segments:

	As of December 31,
	2011	2012
	RMB	RMB

Assets
Online degree programs	778,269	937,541
Online tutoring programs	53,859	49,980
Private primary and secondary schools	151,478	150,723
International and elite curriculum programs	39,607	23,132
Corporate assets	82,352	80,877

Total assets	1,105,565	1,242,253

Liabilities
Online degree programs	116,055	184,190
Online tutoring programs	53,531	57,188
Private primary and secondary schools	120,306	112,008
International and elite curriculum programs	34,558	38,081
Corporate liabilities	9,056	3,684

Total liabilities	333,506	395,151